S000000777 [Member] Expense Example - Putnam Small Cap Growth Fund	Jun. 30, 2026 USD ($)
Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,985
Class Y shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,849
Class R shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,636
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	$ 919